NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of non-current assets held for sale

	R$ thousands
	On December 31, 2025	On December 31, 2024
Non-current assets held for sale and discontinued operations
Real estate	1,184,225	1,082,436
Vehicles and similar	426,895	343,948
Machinery and equipment	1,742	546
Other (1)	2,144,640	2,068,020
Total	3,757,502	3,494,950
(1)	Includes R$ 2,060,445 thousand of shares in publicly held companies received as payment, intended for disposal and available for sale.